Note 10 - Stockholders' Equity (Details) (USD $)	0 Months Ended			1 Months Ended			0 Months Ended	1 Months Ended			12 Months Ended		13 Months Ended								0 Months Ended					1 Months Ended	0 Months Ended	1 Months Ended							12 Months Ended				1 Months Ended	12 Months Ended							0 Months Ended	1 Months Ended	12 Months Ended									9 Months Ended			1 Months Ended
	Aug. 14, 2012	Mar. 31, 2012	Feb. 17, 2011	Mar. 30, 2012	Dec. 30, 2011	Sep. 28, 2011	Aug. 16, 2011	Jul. 31, 2011	Mar. 25, 2011	Feb. 17, 2011	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2013	Jan. 24, 2013	Nov. 02, 2012	Oct. 18, 2012	Dec. 31, 2010	Aug. 11, 2006	Aug. 10, 2006	Aug. 16, 2011 Series L Warrants [Member]	Sep. 28, 2011 Series L Warrants [Member]	Sep. 27, 2011 Series L Warrants [Member]	Aug. 16, 2011 Series J Warrants [Member]	Aug. 15, 2011 Series J Warrants [Member]	Sep. 28, 2011 Series M Warrants [Member]	Feb. 17, 2011 Series K Warrants [Member]	Feb. 17, 2011 Series K Warrants [Member]	Mar. 30, 2012 Series K Warrants [Member]	Mar. 30, 2012 Series K Warrants [Member]	Dec. 31, 2011 Series K Warrants [Member]	Sep. 28, 2011 Series K Warrants [Member]	Aug. 16, 2011 Series K Warrants [Member]	Aug. 15, 2011 Series K Warrants [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Mar. 30, 2012 Common Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Jan. 24, 2013 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	May 13, 2013 Series B Preferred Stock [Member]	Mar. 07, 2013 Series B Preferred Stock [Member]	Jan. 23, 2013 Series B Preferred Stock [Member]	Aug. 14, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Dec. 30, 2011 Series B Preferred Stock [Member]	Oct. 18, 2012 Series C Preferred Stock [Member]	Oct. 18, 2012 Series C Preferred Stock [Member]	Dec. 31, 2012 Series C Preferred Stock [Member]	Sep. 30, 2013 Series C Preferred Stock [Member]	Aug. 30, 2013 Series C Preferred Stock [Member]	May 13, 2013 Series C Preferred Stock [Member]	Mar. 07, 2013 Series C Preferred Stock [Member]	Jan. 24, 2013 Series C Preferred Stock [Member]	Jan. 23, 2013 Series C Preferred Stock [Member]	Nov. 02, 2012 Series C Preferred Stock [Member]	Sep. 30, 2013 Series A Convertible Redeemable Preferred Stock [Member]	Sep. 30, 2013 Series B Convertible Redeemable Preferred Stock [Member]	Sep. 30, 2013 Series C Convertible Redeemable Preferred Stock [Member]	Sep. 30, 2013 Series D Convertible Redeemable Preferred Stock [Member]	Sep. 28, 2011 September 28, 2011 [Member]
Note 10 - Stockholders' Equity (Details) [Line Items]
Number of Shares of Target Company that Each Share of Common Stock Receives in a Merger Transaction																			1	1
Common Stock, Par or Stated Value Per Share (in Dollars per share)											$ 0.001			$ 0.001					$ 0.001	$ 0.01
Capital Stock, Shares Authorized											101,000,000
Common Stock, Shares Authorized											100,000,000			100,000,000					500,000,000
Preferred Stock, Shares Authorized											1,000,000								1,000,000																			2,000		4,000									1,175								2,000	4,000	1,175	1,150
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)																																						$ 0.001		$ 0.001							$ 0.001	$ 0.001	$ 0.001	$ 0.001							$ 0.001	$ 0.001
Preferred Stock, Shares Outstanding																																								2,242.686	823	2,209.686							800		147	97	310	720		750		823
Preferred Stock, Dividend Rate, Percentage																																							4.00%	4.00%							8.00%	8.00%	8.00%									4.00%	8.00%	8.00%
Number of Equity Units Sold During Period			4,000							4,000
Equity Units Sold During Period, Price Per Unit (in Dollars per share)			$ 900							$ 900
Stock Issued During Period, Value, Purchase of Assets (in Dollars)		$ 1,045,000		$ 1,045,000					$ 520,000		$ 1,142,801	$ 99,908																							$ 2,111	$ 150
Stock Issued During Period, Shares, Purchase of Assets (in Shares)		1,900,000		1,900,000				361,111																											2,110,647	150,464
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period													1 year
Stock Issued During Period, Value, New Issues (in Dollars)	500,000						990,099				500,000	2,109,284																							2,000.00	3,157
Stock Issued During Period, Price Per Share (in Dollars per share)	$ 0.25			$ 0.55	$ 0.60	$ 0.80	$ 1.01
Warrants Issued During Period, Number (in Shares)												2,758,269									643,564					325,000		1,700,002
Percentage of Number of Shares of Common Stock Initially Issued																					65.00%					65.00%
Warrants Issued During Period, Weighted Average Exercise Price (in Dollars per share)												$ 0.72									$ 1.17					$ 0.81		$ 2.40
Proceeds from Issuance of Common Stock and Warrants (in Dollars)																					1,000,000																																								500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)											1.36	3.57		1.36				9.32				0.81	1.17	1.17	2.44				0.40	0.40	0.60	0.80	1.01	2.40
Stock Issued During Period, Shares, New Issues	2,000,000				1,666,667	500,000																													2,000,000	3,156,766
Period from which Warrants Become Exercisable																					6 months					6 months	6 months	6 months
Term of Warrants																					6 years						6 years	6 years
Proceeds from Issuance of Common Stock (in Dollars)					$ 1,000,000						$ 1,100,000	$ 3,600,000
Preferred Stock, Convertible, Conversion Price (in Dollars per share)																																							$ 0.05				$ 0.08	$ 0.25	$ 0.60	$ 0.60								$ 0.05	$ 0.08
Shares Of Capital Stock Authorized Under Certificate Of Incorporation																			501,000,000
Temporary Equity, Par or Stated Value Per Share (in Dollars per share)																																																											$ 0.001	$ 0.001
Temporary Equity, Shares Outstanding																																																											97	950
Share Price (in Dollars per share)															$ 0.05	$ 0.08	$ 0.155																				$ 0.55													$ 0.155				$ 0.05		$ 0.08